Subsequent events (Details) - Dividend Declared for Q4 [Member]	Nov. 12, 2024 $ / shares
Dividend Payments [Abstract]
Dividend declare date	Nov. 12, 2024
Dividend declared (in dollars per share)	$ 0.22
Dividend payable date	Nov. 29, 2024
Dividend record date	Nov. 22, 2024